SCHEDULE OF PREPAID EXPENSES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Prepaid Expenses And Other Current Assets
VAT-input deductible		¥ 67,452	¥ 54,601
Prepaid marketing expense		2,290	2,009
Prepaid consulting and professional service fees		1,300	1,247
Prepaid insurance cost		479	139
Prepaid rental expense		51	2,537
Others		215	857
Prepaid expenses and other current assets	$ 9,942	¥ 71,787	¥ 61,390